UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Equity Fund

1/31/11
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 2.6%
Honeywell International, Inc.	194,280	$10,881,622
United Technologies Corp.	85,340	6,938,142

		$17,819,764

Alcoholic Beverages – 5.4%
Diageo PLC	703,334	$13,542,159
Heineken N.V.	334,296	16,827,391
Pernod Ricard S.A.	73,418	6,999,225

		$37,368,775

Apparel Manufacturers – 4.4%
Burberry Group PLC	180,543	$3,106,038
Compagnie Financiere Richemont S.A.	138,379	7,527,290
LVMH Moet Hennessy Louis Vuitton S.A.	68,441	10,687,169
NIKE, Inc., “B”	111,420	9,189,922

		$30,510,419

Automotive – 0.4%
Harley-Davidson, Inc.	74,720	$2,962,648

Broadcasting – 4.6%
Omnicom Group, Inc.	196,450	$8,816,676
Walt Disney Co.	367,570	14,287,446
WPP Group PLC	694,745	8,596,977

		$31,701,099

Brokerage & Asset Managers – 0.9%
Deutsche Boerse AG	79,188	$6,002,145

Business Services – 2.2%
Accenture Ltd., “A”	222,890	$11,472,148
Compass Group PLC	379,050	3,372,892

		$14,845,040

Chemicals – 3.1%
3M Co.	144,920	$12,741,366
Givaudan S.A.	4,612	4,568,030
Monsanto Co.	50,020	3,670,468

		$20,979,864

Computer Software – 2.7%
Autodesk, Inc. (a)	125,414	$5,101,842
Oracle Corp.	416,530	13,341,456

		$18,443,298

Computer Software - Systems – 1.0%
Canon, Inc.	145,100	$7,097,941

Conglomerates – 0.4%
Smiths Group PLC	137,900	$3,004,174

Construction – 0.9%
Sherwin-Williams Co.	69,020	$5,848,065

Consumer Products – 6.9%
Beiersdorf AG	55,862	$3,060,868
Colgate-Palmolive Co.	108,040	8,294,231
Kao Corp.	141,000	3,678,756
Procter & Gamble Co.	122,695	7,745,735
Reckitt Benckiser Group PLC	288,807	15,706,135

1

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Svenska Cellulosa Aktiebolaget	521,489	$9,096,232

		$47,581,957

Electrical Equipment – 3.3%
Legrand S.A.	209,390	$8,432,878
Rockwell Automation, Inc.	27,750	2,248,028
Schneider Electric S.A.	78,297	12,210,119

		$22,891,025

Electronics – 2.8%
Hoya Corp.	272,400	$6,404,490
Intel Corp.	219,140	4,702,744
Samsung Electronics Co. Ltd.	9,554	8,395,030

		$19,502,264

Energy - Independent – 0.9%
INPEX Corp.	912	$5,947,348

Energy - Integrated – 1.0%
Chevron Corp.	43,140	$4,095,280
Royal Dutch Shell PLC	82,720	2,919,176

		$7,014,456

Food & Beverages – 7.1%
Dr Pepper Snapple Group, Inc.	116,970	$4,144,247
General Mills, Inc.	120,190	4,180,208
Groupe Danone	134,918	8,125,964
J.M. Smucker Co.	115,449	7,176,310
Nestle S.A.	380,497	20,576,665
PepsiCo, Inc.	73,090	4,700,418

		$48,903,812

Food & Drug Stores – 2.7%
Lawson, Inc.	32,600	$1,626,425
Tesco PLC	754,641	4,867,925
Walgreen Co.	299,880	12,127,147

		$18,621,497

Gaming & Lodging – 0.8%
Ladbrokes PLC	912,328	$1,910,066
William Hill PLC	1,184,347	3,443,320

		$5,353,386

General Merchandise – 1.0%
Target Corp.	122,150	$6,697,485

Insurance – 1.5%
AXA	252,152	$5,337,316
Swiss Reinsurance Co.	87,147	4,980,488

		$10,317,804

Major Banks – 8.6%
Bank of New York Mellon Corp.	436,073	$13,618,560
Erste Group Bank AG	147,062	7,369,408
Goldman Sachs Group, Inc.	50,250	8,221,905
Julius Baer Group Ltd.	175,676	7,950,083
Standard Chartered PLC	300,767	7,848,255
State Street Corp.	301,040	14,064,589

		$59,072,800

2

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 8.1%
DENTSPLY International, Inc.	165,110	$5,858,103
Medtronic, Inc.	290,490	11,131,577
Sonova Holding AG	16,509	2,072,369
St. Jude Medical, Inc. (a)	244,930	9,919,665
Synthes, Inc.	44,904	5,926,947
Thermo Fisher Scientific, Inc. (a)	154,290	8,836,188
Waters Corp. (a)	111,520	8,519,013
Zimmer Holdings, Inc. (a)	54,810	3,242,560

		$55,506,422

Network & Telecom – 1.9%
Cisco Systems, Inc. (a)	611,470	$12,932,591

Oil Services – 1.8%
National Oilwell Varco, Inc.	102,700	$7,589,530
Schlumberger Ltd.	51,370	4,571,416

		$12,160,946

Other Banks & Diversified Financials – 4.4%
Aeon Credit Service Co. Ltd.	139,000	$1,946,116
American Express Co.	127,880	5,547,434
Banco Santander Brasil S.A., ADR	334,810	3,883,796
ICICI Bank Ltd.	116,104	2,597,842
Komercni Banka A.S.	10,822	2,584,927
UBS AG (a)	435,880	7,817,212
Visa, Inc., “A”	79,260	5,536,311

		$29,913,638

Pharmaceuticals – 4.6%
Bayer AG	143,255	$10,563,970
Johnson & Johnson	99,690	5,958,471
Merck KGaA	79,561	6,808,184
Roche Holding AG	55,562	8,452,016

		$31,782,641

Railroad & Shipping – 1.6%
Canadian National Railway Co.	163,676	$11,113,600

Specialty Chemicals – 7.2%
Akzo Nobel N.V.	176,741	$11,055,082
L’Air Liquide S.A.	51,788	6,468,712
Linde AG	134,657	19,625,722
Praxair, Inc.	65,200	6,066,208
Shin-Etsu Chemical Co. Ltd.	115,000	6,458,318

		$49,674,042

Specialty Stores – 0.6%
Abercrombie & Fitch Co., “A”	46,860	$2,362,213
Sally Beauty Holdings, Inc. (a)	143,440	1,887,670

		$4,249,883

Telephone Services – 0.3%
Singapore Telecommunications Ltd.	950,975	$2,313,837

Trucking – 2.1%
TNT N.V.	209,675	$5,674,068
United Parcel Service, Inc., “B”	117,700	8,429,674

		$14,103,742

3

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 0.3%
Red Electrica de Espana	35,684	$1,820,891

Total Common Stocks		$674,059,299

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	12,701,643	$12,701,643

Total Investments		$686,760,942

Other Assets, Less Liabilities – 0.0%		343,188

Net Assets – 100.0%		$687,104,130

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Equity Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$315,657,313	$—	$—	$315,657,313
Switzerland	69,871,101	—	—	69,871,101
United Kingdom	65,397,942	—	—	65,397,942
France	58,261,383	—	—	58,261,383
Germany	46,060,889	—	—	46,060,889
Netherlands	36,475,716	—	—	36,475,716
Japan	1,626,425	31,532,968	—	33,159,393
Canada	11,113,600	—	—	11,113,600
Sweden	9,096,232	—	—	9,096,232
Other Countries	15,659,021	13,306,709	—	28,965,730
Mutual Funds	12,701,643	—	—	12,701,643

Total Investments	$641,921,265	$44,839,677	$—	$686,760,942

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Global Equity Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$577,951,252

Gross unrealized appreciation	$125,606,646
Gross unrealized depreciation	(16,796,956)

Net unrealized appreciation (depreciation)	$108,809,690

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	11,607,240	67,090,759	(65,996,356)	12,701,643

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$—	$—	$6,151	$12,701,643

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2011, are as follows:

United States	45.9%
Switzerland	10.2%
United Kingdom	9.5%
France	8.5%
Germany	6.7%
Netherlands	5.3%
Japan	4.8%
Canada	1.6%
Sweden	1.3%
Other Countries	6.2%

6

MFS® Global Total Return Fund

1/31/11
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 59.8%
Aerospace – 3.5%
Cobham PLC	768,401	$2,584,813
Honeywell International, Inc.	71,400	3,999,114
Lockheed Martin Corp.	127,660	10,161,736
Northrop Grumman Corp.	56,370	3,906,441
United Technologies Corp.	68,080	5,534,904

		$26,187,008

Alcoholic Beverages – 1.0%
Heineken N.V.	156,801	$7,892,845

Automotive – 0.3%
USS Co. Ltd.	25,600	$2,056,991

Broadcasting – 2.1%
Fuji Television Network, Inc.	1,249	$1,938,628
Nippon Television Network Corp.	13,430	2,123,744
Omnicom Group, Inc.	65,840	2,954,899
Vivendi S.A.	164,387	4,711,850
Walt Disney Co.	114,740	4,459,944

		$16,189,065

Brokerage & Asset Managers – 0.4%
Daiwa Securities Group, Inc.	581,000	$2,859,982

Business Services – 2.0%
Accenture Ltd., “A”	108,180	$5,568,025
Bunzl PLC	193,640	2,358,936
Compass Group PLC	281,400	2,503,975
Dun & Bradstreet Corp.	28,170	2,393,042
Nomura Research Institute Ltd.	94,800	2,063,882

		$14,887,860

Chemicals – 1.2%
3M Co.	34,690	$3,049,945
Givaudan S.A.	2,995	2,966,446
PPG Industries, Inc.	37,960	3,199,269

		$9,215,660

Computer Software – 0.7%
Oracle Corp.	164,210	$5,259,646

Computer Software - Systems – 1.4%
Acer, Inc.	962,387	$2,614,706
International Business Machines Corp.	29,960	4,853,520
Konica Minolta Holdings, Inc.	311,000	2,992,247

		$10,460,473

Construction – 0.9%
Geberit AG	12,750	$2,690,466
Sherwin-Williams Co.	26,770	2,268,222
Stanley Black & Decker, Inc.	29,350	2,133,158

		$7,091,846

Consumer Products – 2.2%
Henkel KGaA, IPS	66,854	$4,076,887
Kao Corp.	217,100	5,664,241
Kose Corp.	64,200	1,633,940
Procter & Gamble Co.	38,655	2,440,290
Reckitt Benckiser Group PLC	52,480	2,854,010

		$16,669,368

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.2%
Brambles Ltd.	207,432	$1,488,955

Electrical Equipment – 0.7%
Legrand S.A.	88,138	$3,549,630
Spectris PLC	95,525	2,065,726

		$5,615,356

Electronics – 1.9%
Halma PLC	269,494	$1,458,677
Intel Corp.	157,900	3,388,534
Samsung Electronics Co. Ltd.	5,180	4,551,628
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	352,584	4,608,273

		$14,007,112

Energy - Independent – 1.1%
Apache Corp.	31,530	$3,763,421
EOG Resources, Inc.	19,180	2,040,560
INPEX Corp.	433	2,823,686

		$8,627,667

Energy - Integrated – 4.1%
BP PLC	959,326	$7,450,672
Chevron Corp.	73,110	6,940,332
Exxon Mobil Corp.	71,740	5,787,983
Hess Corp.	28,870	2,428,544
Royal Dutch Shell PLC, “A”	226,038	7,960,306

		$30,567,837

Food & Beverages – 3.2%
General Mills, Inc.	93,190	$3,241,148
Groupe Danone	94,942	5,718,253
J.M. Smucker Co.	26,243	1,631,265
Kellogg Co.	29,970	1,507,491
Nestle S.A.	165,221	8,934,886
PepsiCo, Inc.	45,820	2,946,684

		$23,979,727

Food & Drug Stores – 0.6%
CVS Caremark Corp.	45,690	$1,562,598
Lawson, Inc.	54,000	2,694,079

		$4,256,677

General Merchandise – 0.2%
Target Corp.	29,440	$1,614,195

Insurance – 4.4%
Allstate Corp.	53,270	$1,658,828
Aon Corp.	58,570	2,678,992
Hiscox Ltd.	294,296	1,773,475
ING Groep N.V. (a)	334,393	3,811,012
Jardine Lloyd Thompson Group PLC	209,055	2,126,455
MetLife, Inc.	146,410	6,701,186
Muenchener Ruckversicherungs-Gesellschaft AG	15,897	2,489,959
Prudential Financial, Inc.	52,790	3,247,113
Swiss Reinsurance Co.	64,496	3,685,974
Travelers Cos., Inc.	33,880	1,906,089
Zurich Financial Services AG	12,551	3,428,923

		$33,508,006

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.2%
Hasbro, Inc.	27,680	$1,220,411

Machinery & Tools – 1.1%
ASSA ABLOY AB, “B”	83,423	$2,270,005
GLORY Ltd.	69,000	1,648,363
Neopost S.A.	31,444	2,846,138
Schindler Holding AG	13,620	1,520,708

		$8,285,214

Major Banks – 5.2%
Bank of America Corp.	273,040	$3,748,839
Bank of New York Mellon Corp.	211,378	6,601,335
Goldman Sachs Group, Inc.	31,080	5,085,310
HSBC Holdings PLC	535,642	5,839,671
JPMorgan Chase & Co.	121,360	5,453,918
PNC Financial Services Group, Inc.	34,880	2,092,800
State Street Corp.	63,060	2,946,163
Sumitomo Mitsui Financial Group, Inc.	51,400	1,745,412
Toronto-Dominion Bank	21,187	1,586,036
Wells Fargo & Co.	132,110	4,283,006

		$39,382,490

Medical & Health Technology & Services – 0.9%
Kobayashi Pharmaceutical Co. Ltd.	40,900	$1,917,430
Miraca Holdings, Inc.	69,400	2,659,150
Quest Diagnostics, Inc.	33,940	1,932,883

		$6,509,463

Medical Equipment – 1.6%
Becton, Dickinson & Co.	22,460	$1,863,057
Medtronic, Inc.	100,810	3,863,039
Smith & Nephew PLC	180,905	2,011,092
St. Jude Medical, Inc. (a)	62,620	2,536,110
Synthes, Inc.	15,929	2,102,493

		$12,375,791

Network & Telecom – 1.1%
Cisco Systems, Inc. (a)	89,890	$1,901,174
Ericsson, Inc., “B”	281,673	3,471,972
Nokia Oyj	272,241	2,914,817

		$8,287,963

Oil Services – 0.5%
Noble Corp.	36,580	$1,399,185
Transocean, Inc. (a)	33,230	2,656,074

		$4,055,259

Other Banks & Diversified Financials – 1.0%
DnB NOR A.S.A.	253,745	$3,492,871
Hachijuni Bank Ltd.	168,000	961,988
MasterCard, Inc., “A”	9,400	2,223,194
Sapporo Hokuyo Holdings, Inc.	202,300	979,459

		$7,657,512

Pharmaceuticals – 6.2%
Abbott Laboratories	119,320	$5,388,491
Bayer AG	51,927	3,829,223
GlaxoSmithKline PLC	273,629	4,946,358
Johnson & Johnson	141,310	8,446,099

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Pfizer, Inc.		310,100	$5,650,022
Roche Holding AG		51,718	7,867,272
Sanofi-Aventis S.A.		127,956	8,737,649
Santen Pharmaceutical Co. Ltd.		51,500	1,848,428

			$46,713,542

Railroad & Shipping – 0.3%
Canadian National Railway Co.		33,990	$2,307,921

Real Estate – 0.3%
Deutsche Wohnen AG (a)		146,143	$1,997,315

Specialty Chemicals – 0.4%
Shin-Etsu Chemical Co. Ltd.		52,200	$2,931,515

Specialty Stores – 0.2%
Esprit Holdings Ltd.		307,600	$1,457,783

Telecommunications - Wireless – 2.5%
KDDI Corp.		1,333	$7,508,087
Vodafone Group PLC		3,945,037	11,080,993

			$18,589,080

Telephone Services – 2.0%
AT&T, Inc.		234,600	$6,456,192
China Unicom Ltd.		978,000	1,613,255
Royal KPN N.V.		369,056	5,818,449
Telecom Italia S.p.A.		1,038,136	1,234,455

			$15,122,351

Tobacco – 2.3%
British American Tobacco PLC		120,871	$4,462,877
Japan Tobacco, Inc.		1,008	3,782,456
Philip Morris International, Inc.		133,370	7,634,099
Reynolds American, Inc.		41,500	1,320,115

			$17,199,547

Trucking – 0.9%
Deutsche Post AG		100,240	$1,837,692
Yamato Holdings Co. Ltd.		333,000	5,043,281

			$6,880,973

Utilities - Electric Power – 1.0%
E.ON AG		92,753	$3,092,274
PG&E Corp.		91,410	4,230,455

			$7,322,729

Total Common Stocks			$450,733,135

Bonds – 36.1%
Aerospace – 0.1%
Bombardier, Inc., 7.75%, 2020 (n)		$840,000	$919,800

Asset-Backed & Securitized – 1.7%
Bayview Commercial Asset Trust, FRN, 1.7%, 2023 (z)	CAD	560,000	$459,839
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	1,551,767
Commercial Mortgage Asset Trust, FRN, 0.859%, 2032 (i)(z)		10,001,549	176,425
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		995,797	1,026,166
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		995,797	1,035,948
Commercial Mortgage Pass-Through Certificates, FRN, 0.451%, 2017 (n)		1,400,000	1,346,974
First Union National Bank Commercial Mortgage Trust, FRN, 0.703%, 2043 (i)(n)		5,238,558	6,703

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		$559,345	$542,564
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049		995,797	1,049,996
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051		1,813,786	1,916,423
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050		1,040,000	1,118,088
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.826%, 2050		214,544	226,343
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051		2,070,000	2,198,166

			$12,655,402

Automotive – 0.1%
Ford Motor Credit Co. LLC, 7.8%, 2012		$1,050,000	$1,120,368

Building – 0.1%
Mohawk Industries, Inc., 6.875%, 2016		$800,000	$862,000

Cable TV – 0.4%
Comcast Corp., 5.15%, 2020		$730,000	$762,248
Cox Communications, Inc., 9.375%, 2019 (n)		398,000	517,971
DIRECTV Holdings LLC, 5.2%, 2020		667,000	689,463
Time Warner Cable, Inc., 5%, 2020		688,000	704,010

			$2,673,692

Chemicals – 0.3%
Ashland, Inc., 9.125%, 2017		$670,000	$779,713
Dow Chemical Co., 8.55%, 2019		580,000	723,995
Nalco Co., 8.25%, 2017		740,000	813,075

			$2,316,783

Consumer Products – 0.1%
Whirlpool Corp., 8%, 2012		$680,000	$729,692

Containers – 0.1%
Crown Americas LLC, 7.625%, 2017		$740,000	$802,900

Emerging Market Quasi-Sovereign – 1.0%
Banco del Estado de Chile, 4.125%, 2020 (n)		$100,000	$93,784
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		100,000	106,375
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		319,000	312,552
BNDES Participacoes S.A., 6.5%, 2019 (n)		192,000	210,240
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		387,000	365,148
Empresa Nacional del Petroleo, 6.25%, 2019		265,000	279,531
Empresa Nacional del Petroleo, 5.25%, 2020 (n)		100,000	99,260
Pemex Project Funding Master Trust, 5.75%, 2018		523,000	555,718
Petrobras International Finance Co., 7.875%, 2019		679,000	801,417
Petrobras International Finance Co., 5.375%, 2021		1,482,000	1,490,514
Petroleos Mexicanos, 6%, 2020		408,000	431,746
Petroleos Mexicanos, 5.5%, 2021		183,000	184,556
Qatari Diar Finance Q.S.C., 5%, 2020 (n)		443,000	440,683
Qtel International Finance Ltd., 7.875%, 2019 (n)		182,000	216,532
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		850,000	977,276
SCF Capital Ltd., 5.375%, 2017 (n)		513,000	494,404
VTB Capital S.A., 6.465%, 2015 (n)		176,000	184,580
VTB Capital S.A., 6.551%, 2020 (n)		498,000	492,398

			$7,736,714

Emerging Market Sovereign – 0.6%
Federative Republic of Brazil, 5.625%, 2041		$695,000	$685,618
Republic of Peru, 7.35%, 2025		700,000	848,750
Republic of South Africa, 8%, 2018	ZAR	20,160,000	2,721,184

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of South Africa, 5.5%, 2020		$399,000	$410,970

			$4,666,522

Energy - Independent – 0.2%
Anadarko Petroleum Corp., 6.2%, 2040		$350,000	$333,259
Newfield Exploration Co., 6.625%, 2016		890,000	921,150

			$1,254,409

Energy - Integrated – 0.1%
Hess Corp., 8.125%, 2019		$630,000	$799,582

Financial Institutions – 0.2%
General Electric Capital Corp., 4.625%, 2021		$770,000	$762,580
SLM Corp., 6.25%, 2016		960,000	961,807

			$1,724,387

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020		$672,000	$724,665
Kraft Foods, Inc., 6.5%, 2040		627,000	671,649
Miller Brewing Co., 5.5%, 2013 (n)		685,000	743,104
Tyson Foods, Inc., 7.35%, 2016		900,000	987,750

			$3,127,168

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$625,000	$701,664

Forest & Paper Products – 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$57,000	$56,274
Votorantim Participacoes S.A., 6.75%, 2021 (n)		368,000	387,780

			$444,054

Gaming & Lodging – 0.2%
Host Hotels & Resorts, Inc., 6.75%, 2016		$1,330,000	$1,373,225

Insurance – 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$860,000	$748,200
UnumProvident Corp., 6.85%, 2015 (n)		1,367,000	1,515,836

			$2,264,036

Insurance - Property & Casualty – 0.6%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,551,573
Chubb Corp., 6.375% to 2017, FRN to 2067		1,410,000	1,494,600
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,259,000	1,259,000

			$4,305,173

International Market Quasi-Sovereign – 0.6%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	1,910,000	$1,947,004
Eksportfinans A.S.A., 1.875%, 2013		$1,435,000	1,457,472
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		1,400,000	1,268,310

			$4,672,786

International Market Sovereign – 14.8%
Federal Republic of Germany, 3.75%, 2013	EUR	1,884,000	$2,713,663
Federal Republic of Germany, 3.75%, 2015	EUR	401,000	583,250
Federal Republic of Germany, 4.25%, 2018	EUR	3,138,000	4,680,104
Federal Republic of Germany, 6.25%, 2030	EUR	1,611,000	2,979,240
Government of Australia, 5.75%, 2021	AUD	1,757,000	1,781,370
Government of Canada, 4.5%, 2015	CAD	680,000	738,462
Government of Canada, 4.25%, 2018	CAD	7,478,000	8,067,443
Government of Japan, 1.3%, 2014	JPY	901,000,000	11,345,959
Government of Japan, 1.7%, 2017	JPY	1,126,000,000	14,586,158

6

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.1%, 2020	JPY	347,000,000	$4,210,347
Government of Japan, 2.1%, 2024	JPY	597,650,000	7,723,694
Government of Japan, 2.2%, 2027	JPY	137,700,000	1,767,038
Government of Japan, 2.4%, 2037	JPY	131,350,000	1,692,872
Kingdom of Spain, 4.6%, 2019	EUR	2,037,000	2,690,492
Kingdom of Sweden, 5%, 2020	SEK	8,355,000	1,470,858
Kingdom of the Netherlands, 3.75%, 2014	EUR	5,500,000	7,964,825
Kingdom of the Netherlands, 5.5%, 2028	EUR	656,000	1,098,983
Republic of Austria, 4.65%, 2018	EUR	1,886,000	2,814,616
Republic of Finland, 3.875%, 2017	EUR	2,308,000	3,336,010
Republic of France, 6%, 2025	EUR	812,000	1,384,784
Republic of France, 4.75%, 2035	EUR	1,774,000	2,704,015
Republic of Italy, 4.75%, 2013	EUR	4,215,000	5,997,478
Republic of Italy, 5.25%, 2017	EUR	2,669,000	3,884,407
United Kingdom Treasury, 8%, 2015	GBP	3,497,000	7,017,603
United Kingdom Treasury, 8%, 2021	GBP	1,952,000	4,259,280
United Kingdom Treasury, 4.25%, 2027	GBP	1,497,000	2,388,617
United Kingdom Treasury, 4.25%, 2036	GBP	1,223,000	1,896,764

			$111,778,332

Machinery & Tools – 0.1%
Case New Holland, Inc., 7.875%, 2017 (n)		$890,000	$989,013

Major Banks – 1.8%
ABN Amro Bank N.V., FRN, 2.071%, 2014 (z)		$1,280,000	$1,277,409
Bank of America Corp., 7.625%, 2019		1,070,000	1,233,837
BB&T Corp., 3.95%, 2016		1,290,000	1,341,456
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		1,100,000	1,042,250
Credit Suisse (USA), Inc., 6%, 2018		1,340,000	1,422,342
HSBC USA, Inc., 4.875%, 2020		600,000	584,198
Merrill Lynch & Co., Inc., 6.15%, 2013		1,113,000	1,200,771
Morgan Stanley, 7.3%, 2019		980,000	1,090,940
Morgan Stanley, 5.75%, 2021		460,000	464,910
PNC Financial Services Group, Inc., 5.125%, 2020		1,450,000	1,518,701
Royal Bank of Scotland PLC, 6.125%, 2021		1,390,000	1,381,265
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		1,330,000	1,250,139

			$13,808,218

Metals & Mining – 0.9%
ArcelorMittal, 6.125%, 2018		$382,000	$406,379
ArcelorMittal, 5.25%, 2020		680,000	674,982
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015		350,000	368,813
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		748,000	834,020
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)		1,213,000	1,169,823
Peabody Energy Corp., 7.375%, 2016		740,000	828,800
Southern Copper Corp., 5.375%, 2020		101,000	102,863
Southern Copper Corp., 6.75%, 2040		290,000	295,525
Teck Resources Ltd., 10.25%, 2016		341,000	417,725
Teck Resources Ltd., 10.75%, 2019		574,000	746,200
Vale Overseas Ltd., 4.625%, 2020		316,000	310,095
Vale Overseas Ltd., 6.875%, 2039		596,000	630,408

			$6,785,633

Mortgage-Backed – 4.7%
Fannie Mae, 4.77%, 2012		$1,131,475	$1,176,781
Fannie Mae, 4.518%, 2013		77,857	82,179

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.37%, 2013	259,638	$272,218
Fannie Mae, 4.78%, 2015	343,384	370,447
Fannie Mae, 4.79%, 2015	360,255	388,442
Fannie Mae, 4.856%, 2015	271,487	292,096
Fannie Mae, 5.683%, 2015	260,251	274,975
Fannie Mae, 5.09%, 2016	362,000	392,503
Fannie Mae, 5.605%, 2016	323,181	354,212
Fannie Mae, 5.05%, 2017	325,765	352,976
Fannie Mae, 5.155%, 2017	239,568	261,614
Fannie Mae, 5.332%, 2018	769,513	838,505
Fannie Mae, 5.27%, 2019	338,879	364,406
Fannie Mae, 5.352%, 2019	339,000	365,825
Fannie Mae, 6.16%, 2019	284,102	318,201
Fannie Mae, 4.5%, 2025 - 2040	3,124,131	3,226,362
Fannie Mae, 6%, 2037 - 2038	1,658,746	1,803,710
Fannie Mae, 5%, 2040	1,919,175	2,014,020
Freddie Mac, 5.085%, 2019	589,000	620,790
Freddie Mac, 3.32%, 2020	600,000	608,172
Freddie Mac, 5%, 2022 - 2040	6,327,720	6,657,542
Freddie Mac, 5.5%, 2037	1,505,847	1,616,618
Freddie Mac, 4.5%, 2040	9,813,490	10,028,161
Ginnie Mae, 5%, 2040	2,588,954	2,751,457

		$35,432,212

Natural Gas - Pipeline – 0.1%
Williams Partners LP, 5.25%, 2020	$556,000	$573,026

Network & Telecom – 0.3%
CenturyLink, Inc., 7.6%, 2039	$730,000	$758,303
Telecom Italia Capital, 7.175%, 2019	1,105,000	1,196,192

		$1,954,495

Oils – 0.1%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,148,000	$1,143,408

Other Banks & Diversified Financials – 0.6%
Banco PanAmericano S.A., 5.5%, 2015	$100,000	$91,979
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,000,000	931,642
Citigroup, Inc., 6.125%, 2018	1,250,000	1,358,811
Lloyds TSB Bank PLC, 4.875%, 2016	680,000	680,581
Nordea Bank AB, 4.875%, 2021 (z)	780,000	785,791
Sumitomo Mitsui Banking, 3.1%, 2016 (z)	770,000	776,157

		$4,624,961

Real Estate – 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,140,000	$1,240,491

Retailers – 0.1%
Limited Brands, Inc., 7%, 2020	$740,000	$780,700

Specialty Stores – 0.1%
Best Buy Co., Inc., 6.75%, 2013	$375,000	$415,202

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018	$820,000	$1,063,469
Lorillard Tobacco Co., 6.875%, 2020	680,000	679,672

		$1,743,141

U.S. Government Agencies and Equivalents – 0.6%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,224,912

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	$527,000	$513,567
Small Business Administration, 5.09%, 2025	142,503	152,564
Small Business Administration, 5.21%, 2026	1,728,671	1,852,187
Small Business Administration, 5.31%, 2027	893,737	957,878

		$4,701,108

U.S. Treasury Obligations – 3.8%
U.S. Treasury Bonds, 6.875%, 2025	$1,697,000	$2,237,389
U.S. Treasury Bonds, 4.5%, 2039	738,600	731,907
U.S. Treasury Notes, 1.375%, 2013	3,850,000	3,911,061
U.S. Treasury Notes, 4.125%, 2015	188,000	207,872
U.S. Treasury Notes, 4.75%, 2017	3,954,000	4,484,394
U.S. Treasury Notes, 3.5%, 2020	4,687,000	4,780,365
U.S. Treasury Notes, TIPS, 1.254%, 2020	11,689,332	11,992,530

		$28,345,518

Utilities - Electric Power – 0.4%
Enel Finance International S.A., 6%, 2039 (n)	$731,000	$655,448
Progress Energy, Inc., 7.05%, 2019	1,160,000	1,373,928
TECO Energy, Inc., 6.572%, 2017	780,000	884,931

		$2,914,307

Total Bonds		$272,380,122

Money Market Funds (v) – 3.5%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	26,509,085	$26,509,085

Total Investments		$749,622,342

Other Assets, Less Liabilities – 0.6%		4,800,191

Net Assets – 100.0%		$754,422,533

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,657,278, representing 2.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN Amro Bank N.V., FRN, 2.071%, 2014	1/27/11	$1,280,000	$1,277,409
Bayview Commercial Asset Trust, FRN, 1.7%, 2023	5/25/06	506,329	459,839
Commercial Mortgage Asset Trust, FRN, 0.859%, 2032	8/25/03	220,213	176,425
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	542,570	542,564
Nordea Bank AB, 4.875%, 2021	1/11/11	776,294	785,791
Sumitomo Mitsui Banking, 3.1%, 2016	1/06/11	769,718	776,157

Total Restricted Securities			$4,018,185
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forwards.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$204,159,088	$—	$—	$204,159,088
United Kingdom	61,478,035	—	—	61,478,035
Japan	15,518,670	42,358,318	—	57,876,988
Switzerland	33,197,167	—	—	33,197,167
France	25,563,520	—	—	25,563,520
Netherlands	17,522,321	—	—	17,522,321
Germany	17,323,349	—	—	17,323,349
Taiwan	4,608,273	2,614,706	—	7,222,979
Sweden	5,741,977	—	—	5,741,977
Other Countries	12,993,883	7,653,838	—	20,647,721
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	33,046,626	—	33,046,626
Non-U.S. Sovereign Debt	—	128,854,354	—	128,854,354
Corporate Bonds	—	40,945,031	—	40,945,031
Residential Mortgage-Backed Securities	—	35,432,212	—	35,432,212
Commercial Mortgage-Backed Securities	—	12,112,838	—	12,112,838
Asset-Backed Securities (including CDOs)	—	542,564	—	542,564
Foreign Bonds	—	21,446,487	—	21,446,487
Mutual Funds	26,509,085	—	—	26,509,085

Total Investments	$424,615,368	$325,006,974	$—	$749,622,342

Other Financial Instruments
Forward Currency Contracts	$—	$2,140,461	$—	$2,140,461

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$682,266,343

Gross unrealized appreciation	$74,210,585
Gross unrealized depreciation	(6,854,586)

Net unrealized appreciation (depreciation)	$67,355,999

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11

Forward Foreign Currency Exchange Contracts at 1/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation
Asset Derivatives
BUY	AUD	Credit Suisse Group	69,000	4/12/11	$67,645	$68,172	527
BUY	AUD	Westpac Banking Corp	3,127,504	4/12/11	3,080,213	3,089,974	9,761
SELL	CAD	Barclays Bank PLC	180,000	4/12/11	180,559	179,505	1,054
SELL	CAD	Goldman Sachs International	3,408,702	4/12/11	3,427,692	3,399,321	28,371
BUY	CHF	Credit Suisse Group	2,231,000	4/12/11	2,314,196	2,364,826	50,630
BUY	CLP	JPMorgan Chase Bank N.A.	47,959,000	2/07/11	97,676	99,208	1,532
BUY	CNY	JPMorgan Chase Bank N.A.	4,012,000	4/18/11	606,683	607,363	680
BUY	CZK	UBS AG	6,402,000	4/12/11	339,451	362,015	22,564
BUY	DKK	Credit Suisse Group	7,307,486	4/12/11	1,285,352	1,341,278	55,926
BUY	EUR	Barclays Bank PLC	1,091,000	4/12/11	1,489,459	1,492,488	3,029
BUY	EUR	Citibank N.A.	1,698,000	4/12/11	2,304,532	2,322,864	18,332
BUY	EUR	Goldman Sachs International	420,000	4/12/11	560,763	574,560	13,797
BUY	EUR	HSBC Bank	1,116,000	4/12/11	1,467,294	1,526,688	59,394
BUY	EUR	JPMorgan Chase Bank N.A.	14,600,257	4/12/11	18,861,779	19,973,151	1,111,372
BUY	EUR	Royal Bank of Scotland Group PLC	646,000	4/12/11	870,391	883,728	13,337
BUY	EUR	UBS AG	11,260,498	3/15/11	14,860,634	15,409,617	548,983
SELL	EUR	HSBC Bank	1,420,000	4/12/11	1,943,696	1,942,560	1,136
BUY	GBP	Goldman Sachs International	58,000	4/12/11	92,602	92,860	258
BUY	IDR	Barclays Bank PLC	13,240,000,000	2/14/11	1,450,959	1,460,769	9,810
SELL	ILS	HSBC Bank	2,616,000	2/07/11	737,202	705,156	32,046
BUY	JPY	Barclays Bank PLC	42,925,000	4/12/11	519,157	523,246	4,089
BUY	JPY	Credit Suisse Group	1,318,481,592	4/12/11	15,861,624	16,072,006	210,382
BUY	JPY	UBS AG	14,634,000	4/12/11	177,835	178,385	550
BUY	MXN	JPMorgan Chase Bank N.A.	20,163,000	4/11/11	1,636,275	1,652,815	16,540
SELL	MXN	Citibank N.A.	10,137,000	4/11/11	836,329	830,957	5,372
SELL	MYR	JPMorgan Chase Bank N.A.	1,849,000	2/07/11	604,841	603,762	1,079
BUY	NOK	Barclays Bank PLC	4,067,000	4/12/11	691,502	701,694	10,192
BUY	NOK	Deutsche Bank AG	6,664,000	4/12/11	1,126,498	1,149,763	23,265
BUY	NZD	Barclays Bank PLC	394,000	4/15/11	295,322	302,371	7,049
BUY	PHP	JPMorgan Chase Bank N.A.	65,070,000	3/07/11	1,465,871	1,466,028	157
BUY	SEK	Credit Suisse Group	23,268,962	4/12/11	3,409,022	3,597,591	188,569
BUY	SGD	Deutsche Bank AG	2,715,000	4/12/11	2,098,583	2,122,304	23,721
BUY	SGD	JPMorgan Chase Bank N.A.	932,000	2/07/11	713,711	728,523	14,812
SELL	THB	HSBC Bank	4,475,000	2/14/11	148,671	144,766	3,905
SELL	TRY	Citibank N.A.	1,096,000	2/22/11	722,217	681,319	40,898
SELL	TRY	HSBC Bank	1,066,000	2/22/11	699,017	662,670	36,347
SELL	ZAR	Deutsche Bank AG	15,271,975	3/14/11	2,222,898	2,111,437	111,461

							$2,680,927

Liability Derivatives
SELL	AUD	Westpac Banking Corp	1,796,392	4/12/11	$1,755,272	$1,774,835	(19,563)
BUY	CHF	Deutsche Bank AG	2,229,000	4/12/11	2,368,682	2,362,706	(5,976)
SELL	CHF	Barclays Bank PLC	822,000	4/12/11	858,184	871,307	(13,123)
SELL	CHF	HSBC Bank	1,408,000	4/12/11	1,458,855	1,492,458	(33,603)
SELL	CLP	HSBC Bank	47,397,000	2/07/11	96,986	98,046	(1,060)
BUY	CNY	JPMorgan Chase Bank N.A.	3,873,000	3/07/11 - 3/18/11	590,053	586,161	(3,892)
SELL	DKK	Royal Bank of Scotland Group PLC	228,000	4/12/11	41,530	41,849	(319)
SELL	DKK	UBS AG	541,000	4/12/11	93,890	99,300	(5,410)
BUY	EUR	Royal Bank of Scotland Group PLC	1,086,000	3/15/11	1,490,194	1,486,155	(4,039)
SELL	EUR	Barclays Bank PLC	113,000	4/12/11	146,136	154,584	(8,448)
SELL	EUR	Credit Suisse Group	348,000	4/12/11	475,855	476,064	(209)
SELL	EUR	HSBC Bank	1,116,000	4/12/11	1,451,637	1,526,688	(75,051)
SELL	EUR	UBS AG	3,517,726	3/15/11	4,719,134	4,813,890	(94,756)
SELL	GBP	Barclays Bank PLC	108,340	4/12/11	169,815	173,455	(3,640)
SELL	GBP	Deutsche Bank AG	45,340	4/12/11	70,169	72,591	(2,422)
SELL	GBP	Goldman Sachs International	97,000	4/12/11	154,858	155,300	(442)
SELL	IDR	JPMorgan Chase Bank N.A.	13,248,946,000	2/14/11	1,450,350	1,461,756	(11,406)

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

Forward Foreign Currency Exchange Contracts at 1/31/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation
Liability Derivatives - continued
BUY	ILS	HSBC Bank	2,613,000	2/07/11	740,898	704,347	(36,551)
SELL	JPY	Barclays Bank PLC	73,348,000	4/12/11	883,266	894,096	(10,830)
SELL	JPY	Credit Suisse Group	7,356,000	4/12/11	89,077	89,668	(591)
BUY	KRW	JPMorgan Chase Bank N.A.	3,214,918,000	4/25/11	2,854,660	2,851,533	(3,127)
BUY	MYR	JPMorgan Chase Bank N.A.	3,698,000	2/07/11 - 2/24/11	1,209,149	1,206,877	(2,272)
SELL	NZD	Barclays Bank PLC	52,000	4/12/11	39,311	39,917	(606)
BUY	PLN	Deutsche Bank AG	2,776,000	4/26/11	969,133	960,201	(8,932)
SELL	SEK	Barclays Bank PLC	648,000	4/12/11	97,820	100,187	(2,367)
SELL	SEK	Credit Suisse Group	9,631,059	4/12/11	1,448,934	1,489,049	(40,115)
BUY	THB	HSBC Bank	1,333,000	2/14/11	44,403	43,122	(1,281)
BUY	THB	JPMorgan Chase Bank N.A.	21,837,000	2/28/11	723,559	706,238	(17,321)
BUY	TRY	HSBC Bank	1,080,500	2/22/11	737,115	671,684	(65,431)
BUY	TRY	JPMorgan Chase Bank N.A.	1,080,500	2/22/11	736,789	671,684	(65,105)
BUY	TWD	Barclays Bank PLC	37,217,400	2/25/11	1,284,909	1,282,331	(2,578)

							$(540,466)

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,111,251	49,340,736	(44,942,902)	26,509,085

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,993	$26,509,085

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2011 are as follows:

United States	43.3%
Japan	13.3%
United Kingdom	10.6%
Switzerland	4.8%
France	4.1%
Netherlands	3.8%
Germany	3.8%
Canada	2.3%
Italy	1.9%
Other Countries	12.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Utilities Fund

1/31/11
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 93.6%
Broadcasting – 0.2%
Viacom, Inc., “B”	201,959	$8,391,434

Business Services – 0.0%
Enernoc, Inc. (a)	24,100	$627,082

Cable TV – 8.7%
Comcast Corp., “Special A”	4,307,140	$92,345,082
DIRECTV, “A” (a)	120,510	5,108,419
Telenet Group Holding N.V.	1,021,668	40,208,987
Time Warner Cable, Inc.	799,619	54,238,157
Virgin Media, Inc.	4,034,449	101,506,737

		$293,407,382

Energy - Independent – 6.6%
EOG Resources, Inc.	69,910	$7,437,725
EQT Corp.	1,885,170	90,846,342
Occidental Petroleum Corp.	174,950	16,914,166
QEP Resources, Inc.	2,460,376	99,989,681
Southwestern Energy Co. (a)	224,400	8,863,800

		$224,051,714

Natural Gas - Distribution – 4.6%
AGL Resources, Inc.	188,860	$6,931,162
NiSource, Inc.	1,237,900	23,049,698
Questar Corp.	1,747,298	30,455,404
Sempra Energy	651,620	33,929,853
Southern Union Co.	955,070	25,519,470
Spectra Energy Corp.	1,276,920	33,493,612
UGI Corp.	53,400	1,674,090

		$155,053,289

Natural Gas - Pipeline – 7.1%
El Paso Corp.	4,815,070	$76,463,312
Enagas S.A.	1,733,697	36,566,714
Williams Cos., Inc.	3,820,810	103,123,662
Williams Partners LP	529,580	25,133,867

		$241,287,555

Oil Services – 0.2%
Transocean, Inc. (a)	71,170	$5,688,618

Telecommunications - Wireless – 11.1%
America Movil S.A.B. de C.V., “L”, ADR	431,560	$24,594,604
Cellcom Israel Ltd.	2,616,116	79,896,183
Mobile TeleSystems OJSC, ADR	1,874,575	35,823,128
MTN Group Ltd.	1,017,460	17,406,388
NII Holdings, Inc. (a)	1,602,000	67,251,960
Partner Communication Co. Ltd., ADR	1,804,900	34,293,100
Rogers Communications, Inc., “B”	141,850	4,953,807
Tim Participacoes S.A., ADR	591,100	22,461,800
Vivo Participacoes S.A., ADR	1,910,075	65,018,953
Vodafone Group PLC	8,769,963	24,633,458

		$376,333,381

Telephone Services – 10.8%
American Tower Corp., “A” (a)	590,500	$30,032,830
Bezeq Israeli Telecommunication Corp. Ltd.	8,200,100	21,959,617
CenturyLink, Inc.	1,064,071	46,010,430
Crown Castle International Corp. (a)	276,500	11,660,005

1

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
France Telecom	1,220,786	$26,667,812
Portugal Telecom, SGPS, S.A.	3,479,756	40,306,045
PT XL Axiata Tbk (a)	26,673,500	15,537,451
Qwest Communications International, Inc.	4,925,400	35,118,102
Royal KPN N.V.	2,788,674	43,965,571
TDC A/S (a)	4,303,522	36,565,512
Telecom Italia S.p.A.	22,106,389	26,286,857
Telenor A.S.A.	1,159,890	17,894,206
Windstream Corp.	912,695	11,691,623

		$363,696,061

Utilities - Electric Power – 44.3%
AES Corp. (a)	6,091,460	$75,534,104
AES Tiete S.A., IPS	1,717,718	24,195,098
Alliant Energy Corp.	489,100	18,174,956
American Electric Power Co., Inc.	1,614,720	57,613,210
American Water Works Co., Inc.	956,340	24,386,670
Calpine Corp. (a)	3,186,635	45,473,281
CenterPoint Energy, Inc.	3,169,970	51,195,016
CEZ AS	1,040,104	49,028,333
China Hydroelectric Corp., ADR (a)	792,143	5,711,351
CMS Energy Corp.	5,685,130	110,860,035
Companhia de Saneamento de Minas Gerais	1,336,000	21,920,034
Companhia Paranaense de Energia, ADR	604,644	15,472,840
Companhia Paranaense de Energia, IPS	431,400	10,998,830
Constellation Energy Group, Inc.	1,543,973	49,793,129
DPL, Inc.	1,140,133	29,848,682
DTE Energy Co.	175,100	8,100,126
EDP Renovaveis S.A. (a)	3,038,401	18,054,516
Electricite de France	82,520	3,638,029
Eletropaulo Metropolitana S.A., IPS	969,760	18,907,106
Empresa Electrica Del Norte Grande S.A.	7,703,553	19,705,280
Energias de Portugal S.A.	18,082,790	69,471,094
Enersis S.A., ADR	164,730	3,419,795
Entergy Corp.	618,990	44,672,508
EVN AG	238,141	4,000,643
Federal Grid Co. of Unified Energy System JSC (a)	360,837,330	4,871,304
Fortum Oyj	1,603,606	49,400,486
GenOn Energy, Inc. (a)	849,470	3,516,806
Iberdrola Renovables S.A.	1,424,200	5,381,844
International Power PLC	5,633,682	38,154,797
Interregional Distribution Grid Companies Holding (a)	9,291,000	1,700,253
JSC RusHydro (a)	29,388,921	1,460,629
Light S.A.	1,001,200	15,706,158
National Grid PLC	6,832,299	60,467,358
NextEra Energy, Inc.	1,510,900	80,772,714
Northeast Utilities	1,188,310	39,119,165
NRG Energy, Inc. (a)	1,492,486	30,969,085
NV Energy, Inc.	1,160,150	16,671,356
OGE Energy Corp.	838,417	38,474,956
OJSC Enel OGK-5 (a)	36,318,854	3,432,132
PG&E Corp.	1,397,890	64,694,349
Power Grid Corp. of India Ltd.	1,501,654	3,158,020
PPL Corp.	2,075,260	53,520,955
Public Service Enterprise Group, Inc.	2,172,132	70,442,241

2

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Red Electrica de Espana	1,098,728	$56,066,135
Territorial Generation Co. No. 1	3,156,780,849	2,115,043
Tractebel Energia S.A.	2,706,100	41,883,308
Wholesale Generation Co. (a)	34,074,224	3,237,051
Wisconsin Energy Corp.	363,207	21,897,750
Xcel Energy, Inc.	407,600	9,607,132

		$1,496,895,693

Total Common Stocks		$3,165,432,209

Bonds – 0.2%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.165%, 2023 (i)(z)	$1,735,548	$74,629

Utilities - Electric Power – 0.2%
Genon Escrow Corp., 9.875%, 2020 (n)	$7,885,000	$8,259,538

Total Bonds		$8,334,167

Convertible Bonds – 0.7%
Telephone Services – 0.7%
Virgin Media, Inc., 6.5%, 2016	$15,699,000	$24,490,440

Convertible Preferred Stocks – 3.4%
Natural Gas - Pipeline – 1.0%
El Paso Corp., 4.99%	25,600	$32,640,000

Utilities - Electric Power – 2.4%
Great Plains Energy, Inc., 12%	242,690	$15,726,312
NextEra Energy, Inc., 7%	406,550	20,144,553
NextEra Energy, Inc., 8.375%	398,100	20,024,430
PPL Corp., 9.5%	462,970	25,139,271

		$81,034,566

Total Convertible Preferred Stocks		$113,674,566

Money Market Funds (v) – 3.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	101,382,537	$101,382,537

Total Investments		$3,413,313,919

Other Assets, Less Liabilities – (0.9)%		(30,505,093)

Net Assets – 100.0%		$3,382,808,826

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,259,538, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 3.165%, 2023	1/18/02	$71,385	$74,629
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

3

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forwards.

5

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/11 - continued

The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,079,869,116	$32,640,000	$—	$2,112,509,116
Brazil	236,564,126	—	—	236,564,126
Israel	114,189,283	21,959,616	—	136,148,899
Portugal	127,831,655	—	—	127,831,655
United Kingdom	123,255,613	—	—	123,255,613
Spain	98,014,693	—	—	98,014,693
Russia	49,207,409	3,432,132	—	52,639,541
Finland	49,400,485	—	—	49,400,485
Czech Republic	49,028,333	—	—	49,028,333
Other Countries	278,176,863	15,537,451	—	293,714,314
Corporate Bonds	—	32,749,978	—	32,749,978
Commercial Mortgage-Backed Securities	—	74,629	—	74,629
Mutual Funds	101,382,537	—	—	101,382,537

Total Investments	$3,306,920,113	$106,393,806	$—	$3,413,313,919

Other Financial Instruments
Forward Currency Contracts	$—	$(14,850,704)	$—	$(14,850,704)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,824,711,471

Gross unrealized appreciation	$609,326,700
Gross unrealized depreciation	(20,724,252)

Net unrealized appreciation (depreciation)	$588,602,448

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11

Forward Foreign Currency Exchange Contracts at 1/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Deutsche Bank AG	219,454	4/12/11	$299,026	$300,213	$1,187
SELL	EUR	JPMorgan Bank	71,898	3/15/11	98,432	98,390	42
BUY	GBP	Goldman Sachs	1,277,832	4/12/11	1,989,777	2,045,848	56,071
BUY	GBP	HSBC Bank	2,302,012	4/12/11	3,633,105	3,685,591	52,486
BUY	GBP	UBS AG	5,010,020	4/12/11	7,739,428	8,021,192	281,764

							$391,550

Liability Derivatives
SELL	EUR	CS First Boston	3,020,615	4/12/11	$3,921,386	$4,132,202	$(210,816)
SELL	EUR	HSBC Bank	772,700	4/12/11	1,014,169	1,057,054	(42,885)
SELL	EUR	JPMorgan Bank	28,232,795	4/12/11	36,473,383	38,622,464	(2,149,081)
SELL	EUR	UBS AG	156,786,524	3/15/11 - 4/12/11	207,103,790	214,556,675	(7,452,885)
SELL	GBP	Barclays Bank	50,258,674	4/12/11	77,796,910	80,465,646	(2,668,736)
SELL	GBP	Citibank N.A.	72,109	3/15/11	114,716	115,476	(760)
SELL	GBP	CS First Boston	2,071,398	4/12/11	3,284,098	3,316,370	(32,272)
SELL	GBP	Deutsche Bank	50,258,675	4/12/11	77,780,827	80,465,646	(2,684,819)

							$(15,242,254)

At January 31, 2011 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	104,111,347	320,873,732	(323,602,542)	101,382,537

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$—	$—	$41,902	$101,382,537

7

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2011, are as follows:

United States	63.4%
Brazil	7.0%
Israel	4.0%
Portugal	3.8%
United Kingdom	3.6%
Spain	2.9%
Russia	1.6%
Finland	1.5%
Czech Republic	1.4%
Other Countries	10.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President
(Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.